7. SHARE CAPITAL (Details) - CAD ($)		12 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Share Capital Transaction 1
Stock Issued	[1]			$ 300,000
Shares, Issued	[1]			2,000,000
Sale of Stock, Price Per Share	[1]			$ 0.15
Share Capital Transaction 2
Stock Issued	[1]			$ 700,000
Shares, Issued	[1]			7,000,000
Sale of Stock, Price Per Share	[1]			$ 0.10
Finder's fee paid	[1]			$ 22,375
Finder's Warrants issued	[1]			223,750
Share Capital Transaction 3
Stock Issued	[1]			$ 310,000
Shares, Issued	[1]			3,100,000
Sale of Stock, Price Per Share	[1]			$ 0.10
Finder's Warrants issued	[1]			155,000
Share Capital Transaction 4
Stock Issued	[1]			$ 300,000
Shares, Issued	[1]			2,400,000
Sale of Stock, Price Per Share	[1]			$ 0.125
Finder's fee paid	[1]			$ 2,500
Finder's Warrants issued	[1]			20,000
Share Capital Transaction 5
Stock Issued	[1]		$ 625,000
Shares, Issued	[1]		5,000,000
Sale of Stock, Price Per Share	[1]		$ 0.125
Finder's fee paid	[1]		$ 21,700
Finder's Warrants issued	[1]		173,600
Share Capital Transaction 6
Stock Issued	[1]		$ 250,000
Shares, Issued	[1]		1,785,715
Sale of Stock, Price Per Share	[1]		$ 0.14
Finder's fee paid	[1]		$ 3,654
Finder's Warrants issued	[1]		26,100
Share Capital Transaction 7
Finder's Warrants exercised	[1]		221,875
Share Capital Transaction 8
Stock Issued	[1]	$ 170,000
Shares, Issued	[1]	2,000,000
Sale of Stock, Price Per Share	[1]	$ 0.085
Share Capital Transaction 9
Finder's Warrants exercised	[1]	155,000
Finder's Warrants exercised, cash proceeds	[1]	$ 15,500
Share Capital Transaction 10
Stock Issued	[1]	$ 12,000
Shares, Issued	[1]	100,000
Sale of Stock, Price Per Share	[1]	$ 0.12
Share Capital Transaction 11
Stock Issued	[1]	$ 500,000
Shares, Issued	[1]	5,000,000
Sale of Stock, Price Per Share	[1]	$ 0.10
Finder's fee paid	[1]	$ 24,000
Finder's Warrants issued	[1]	240,000
Flow-through shares issued	[1]	2,500,000
Flow-through shares issued, price per share	[1]	$ 0.10
Flow-through shares issued, gross proceeds	[1]	$ 250,000
Additional share issue costs	[1]	27,772
Share Capital Transaction 12
Stock Issued	[1]	$ 9,000
Shares, Issued	[1]	100,000
Sale of Stock, Price Per Share	[1]	$ 0.09

[1]	see Note 5